Income Taxes - Income tax expense (benefit) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current - U.S. Federal	$ (86)	$ 0	$ (2)	$ (17)
Deferred - U.S. Federal	174	30	(37)	124
Total income tax (benefit) expense	$ 88	$ 30	$ (39)	$ 107